Leases	9 Months Ended
Sep. 30, 2026
Presentation of leases for lessee [abstract]
Disclosure of leases [text block]
23 LEASES
23.1 Right of use
The balances rolled-forward are set out below:

	Lands	Machinery and equipment	Buildings	Ships and boats	Vehicles	Total
Balances at December 31, 2024	3,475,569	175,043	114,392	1,373,338	42,349	5,180,691
Additions/updates	618,637	212,173	135,659	10,765		977,234
Depreciation (1)	(441,499)	(200,883)	(58,630)	(122,833)	(1,622)	(825,467)
Write-offs (2)	(327)	(277)	(65)			(669)
Balances at December 31, 2025	3,652,380	186,056	191,356	1,261,270	40,727	5,331,789
Additions/updates	201,916	118,361	170,606	299	10,989	502,171
Acquisition of subsidiaries (Note 1.2.1)		52,876	270,683		60,830	384,389
Depreciation (1)	(334,901)	(115,788)	(76,507)	(90,635)	(8,350)	(626,181)
Exchange rate variation, net		913	(2,489)		(1,737)	(3,313)
Balances at September 30, 2026	3,519,395	242,418	553,649	1,170,934	102,459	5,588,855
(1)The amount of depreciation related to land is substantially reclassified to biological assets to make up the formation costs.
(2)Write-off due to cancellation of contracts.
On September 30, 2026, the Company does not have commitments to lease agreements not yet in force.
23.2 Lease liabilities
The balance of lease payables on September 30, 2026, measured at present value and discounted at the respective discount rates are set forth below:

Nature of agreement	Average rate - % p.a. (1)	Maturity (2)	Present value of liabilities
Lands and farms	12.77%	September/2053	4,108,603
Machinery and equipment	11.60%	April/2035	357,594
Buildings	8.23%	February/2035	570,231
Ships and boats	12.20%	February/2039	2,015,751
Vehicles	4.51%	November/2028	75,068
			7,127,247
(1)For the determination of the discount rates, the market CDI rate obtained from the yield curve on B3’s official website was used, considering the term equivalent to the final maturity and the nature of the contracts.
(2)Refers to the original maturities of the agreements and, therefore, does not consider eventual renewal clauses.
The balances rolled-forward are set out below:

	09/30/2026	12/31/2025
Opening balance	6,929,890	6,972,915
Additions/updates	502,171	977,234
Acquisition of subsidiaries (Note 1.2.1)	384,402
Write-offs		(669)
Payments	(1,080,282)	(1,447,973)
Accrual of financial charges (1)	535,392	733,342
Exchange rate variations	(144,326)	(304,959)
Closing balance	7,127,247	6,929,890

Current	971,565	857,810
Non-current	6,155,682	6,072,080
(1)On September 30, 2026, the amount of R$201,609 related to interest expenses on leased lands was capitalized to biological assets to represent the formation cost (R$265,463 as of December 31, 2025).

The maturity schedule for future payments not discounted to present value related to lease liabilities is disclosed in Note 4.2.
23.2.1 Amounts recognized in the statement of income for the period
The amounts presented relate to contracts that qualify for the exemptions established in the Company's accounting policy for short-term and low-value contracts. In these cases, the related assets and liabilities are not recognized, and the associated expenses are recognized directly in statement of income as incurred.
Expenses recognized in statement of income amounted to R$1,965 (R$2,476 as of September 30, 2025).